Non-Controlling Interest (Tables)	6 Months Ended
Apr. 30, 2022
Non-Controlling Interest [Abstract]
Schedule of non-controlling interest
Summarized financial information for Li-Cycle Norway AS is as follows:

April 30, 2022
$
Current assets	1,000,000
Current liabilities	71,739
Net assets	928,261
Net assets attributable to non-controlling interest	306,326

Three and six months ended April 30, 2022
$
Revenue	—
Expenses	71,739
Net loss	(71,739)
Net loss attributable to non-controlling interest	(23,674)